GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the details of goodwill by segment (in thousands):

	Options	Futures	Equities	International	Total
Balance as of December 31, 2022	$—	$43,737	$—	$562	$44,299
Additions	—	2,519	—	—	2,519
Balance as of December 31, 2023	$—	$46,256	$—	$562	$46,818
Additions	—	—	—	—	—
Balance as of December 31, 2024	$—	$46,256	$—	$562	$46,818
The following table presents the details of goodwill by segment (in thousands):

	Options	Futures	Equities	International	Total
Balance as of December 31, 2024	$—	$46,256	$—	$562	$46,818
Additions	—	—	—	18,042	18,042
Foreign currency translation	—	—	—	(121)	(121)
Balance as of September 30, 2025	$—	$46,256	$—	$18,483	$64,739

Schedule of Indefinite-Lived Intangible Assets
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224

	December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	7,250	(1,624)	—	5,626
Other	0.9	200	(113)	—	87
Total		$116,450	$(1,737)	$—	$114,713
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	September 30, 2025
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$166,000	$—	$(425)	$165,575
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	20,250	(2,613)	(88)	17,549
Other	—	200	(199)	—	1
Total		$192,450	$(2,812)	$(513)	$189,125

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224

Schedule of Finite-Lived Intangible Assets
The estimated useful lives of intangible assets are as follows:

Estimated useful life
Customer relationships	3 - 15 years
Trade name	2 years
Non-compete agreements	3 years
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224

	December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	7,250	(1,624)	—	5,626
Other	0.9	200	(113)	—	87
Total		$116,450	$(1,737)	$—	$114,713
The following table presents the gross carrying value and accumulated amortization for intangible assets (in thousands):

	September 30, 2025
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$166,000	$—	$(425)	$165,575
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	13.8	20,250	(2,613)	(88)	17,549
Other	—	200	(199)	—	1
Total		$192,450	$(2,812)	$(513)	$189,125

	December 31, 2024
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value
Exchange licenses	Indefinite	$103,000	$—	$—	$103,000
FCM license	Indefinite	6,000	—	—	6,000
Customer relationships	12.8	7,250	(2,032)	—	5,218
Other	0.8	200	(194)	—	6
Total		$116,450	$(2,226)	$—	$114,224

Schedule of Future Amortization Expense of Intangible Assets	The estimated future amortization expense of the intangible assets is as follows (in thousands):

2025	$412
2026	407
2027	407
2028	407
2029	407
Thereafter	3,184
Total	$5,224
The estimated future amortization expense of the intangible assets is as follows (in thousands):

Remainder of 2025	$170
2026	1,273
2027	1,273
2028	1,273
2029	1,273
Thereafter	12,376
Total	$17,638